Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 81,040	$ 86,632	$ 85,705
Gross unrealized gains	188	195	113
Gross unrealized losses	3,262	2,907	4,547
Fair value	77,966	83,920	81,271
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	11,338	9,520	11,372
Gross unrealized gains	7	8	4
Gross unrealized losses	359	239	374
Fair value	10,986	9,289	11,002
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	6,696	7,914	5,860
Gross unrealized gains		29	1
Gross unrealized losses	420	292	432
Fair value	6,276	7,651	5,429
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	32,160	34,925	37,690
Gross unrealized gains	28	54	80
Gross unrealized losses	1,660	1,522	2,534
Fair value	30,528	33,457	35,236
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	28,622	32,142	28,794
Gross unrealized gains	152	100	27
Gross unrealized losses	748	789	1,135
Fair value	28,026	31,453	27,686
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,224	2,131	1,989
Gross unrealized gains	1	4	1
Gross unrealized losses	75	65	72
Fair value	$ 2,150	$ 2,070	$ 1,918